Deposits for Property and Equipment (Tables)	12 Months Ended
Jun. 30, 2022
Deposits Of Property And Equipment Disclosure [Abstract]
Schedule of deposits for property and equipment
	June 30, 2022	June 30, 2021
Deposits for leasehold improvements (1)	$-	$1,005,234
Deposits for mining equipment (2)	66,244,707	8,630,005
Less: impairment of deposits for mining equipment	(2,561,110)	-
	$63,683,597	$9,635,239

(1)	The deposits for leasehold improvements mainly represented the deposits for lease improvements of the Company’s research and development center which was completed in October 2022.

(2)	The deposits for mining equipment was mainly for the deposits for cryptocurrency miners as the Company planned to launch its blockchain business. As of June 30, 2022, certain vendors from suffered adverse impact from COVID-19 pandemic and worldwide economic recession and could not deliver miners on time, accordingly the Company accrued impairment of 2,561,110 as of June 30, 2022